Share capital, additional paid-in capital, share premium and other reserves - Additional information (Details)	Dec. 31, 2018 Vote / shares item € / shares
Share capital
Number of classes of shares | item	2
Class A ordinary shares
Share capital
Number of votes per share | Vote / shares	10
Nominal value per share | € / shares	€ 0.0005
Class B ordinary shares
Share capital
Number of votes per share | Vote / shares	1
Nominal value per share | € / shares	€ 0.0005